Portfolio of Investments – as of March 31, 2026 (Unaudited)
Mirova Global Megatrends Fund

Shares	Description	Value (†)
Common Stocks — 94.7% of Net Assets
	Belgium — 1.4%
72,697	KBC Group NV	$8,897,528
	Canada — 3.8%
102,612	Canadian Pacific Kansas City Ltd.	8,071,460
138,214	Shopify, Inc., Class A(a)	16,394,945
		24,466,405
	Denmark — 0.9%
194,918	Vestas Wind Systems AS	5,880,854
	France — 3.8%
44,035	Air Liquide SA	9,101,969
254,626	Credit Agricole SA	4,752,426
44,168	EssilorLuxottica SA	10,292,254
		24,146,649
	Germany — 2.9%
56,775	SAP SE	9,679,148
99,329	Symrise AG	8,481,875
		18,161,023
	Japan — 1.4%
406,266	Sekisui House Ltd.	9,103,225
	Netherlands — 4.0%
11,586	Adyen NV(a)	11,595,853
10,335	ASML Holding NV	13,743,028
		25,338,881
	Portugal — 1.0%
1,241,615	EDP SA	6,570,251
	Spain — 3.2%
878,246	Iberdrola SA	20,106,697
	Taiwan — 3.9%
74,328	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,119,147
	United Kingdom — 5.2%
57,921	AstraZeneca PLC	11,325,869
2,108,268	Legal & General Group PLC	6,928,468
303,817	RELX PLC	9,953,760
82,179	Unilever PLC	4,639,793
		32,847,890
	United States — 63.2%
34,542	Accenture PLC, Class A	6,849,333
32,831	Advanced Drainage Systems, Inc.	4,502,115
80,376	AGCO Corp.	9,313,167
38,182	American Water Works Co., Inc.	5,196,188
138,784	Ball Corp.	8,203,522
113,949	Boston Scientific Corp.(a)	7,150,300
56,587	Broadcom, Inc.	17,514,242
Shares	Description	Value (†)
	United States — continued
51,984	Danaher Corp.	$9,856,166
154,279	eBay, Inc.	14,042,475
57,357	Ecolab, Inc.	15,258,109
135,695	Edwards Lifesciences Corp.(a)	10,866,456
18,279	Eli Lilly & Co.	16,812,476
33,945	First Solar, Inc.(a)	6,695,991
29,548	Hubbell, Inc.	14,500,386
26,869	Intuitive Surgical, Inc.(a)	12,386,340
47,781	Lowe's Cos., Inc.	11,289,695
48,954	Mastercard, Inc., Class A	24,460,356
79,438	Microsoft Corp.	29,405,565
188,450	NextEra Energy, Inc.	17,503,236
255,761	NVIDIA Corp.	44,604,718
80,331	Palo Alto Networks, Inc.(a)	12,878,666
30,378	Salesforce, Inc.	5,670,661
129,214	Smurfit WestRock PLC	5,176,058
31,810	Thermo Fisher Scientific, Inc.	15,635,569
122,934	TJX Cos., Inc.	19,632,560
86,434	Veralto Corp.	7,642,494
52,449	Vertiv Holdings Co., Class A	13,142,670
15,769	Visa, Inc., Class A	4,766,023
68,863	Waste Management, Inc.	15,824,029
21,146	Watts Water Technologies, Inc., Class A	6,138,472
89,015	Xylem, Inc.	10,637,293
		403,555,331
	Total Common Stocks (Identified Cost $461,297,186)	604,193,881

Principal Amount
Short-Term Investments — 1.6%
$9,981,129
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/31/2026 at 2.150% to
be repurchased at $9,981,725 on 4/01/2026
collateralized by $10,000,700 U.S. Treasury Note,
3.875% due 10/15/2027  valued at $10,180,925
including accrued interest(b)
(Identified Cost $9,981,129)
		9,981,129
	Total Investments — 96.3% (Identified Cost $471,278,315)	614,175,010
	Other assets less liabilities — 3.7%	23,911,613
	Net Assets — 100.0%	$638,086,623

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$ —	$8,897,528	$ —	$8,897,528
Denmark	—	5,880,854	—	5,880,854
France	—	24,146,649	—	24,146,649
Germany	—	18,161,023	—	18,161,023
Japan	—	9,103,225	—	9,103,225
Netherlands	—	25,338,881	—	25,338,881
Portugal	—	6,570,251	—	6,570,251
Spain	—	20,106,697	—	20,106,697
United Kingdom	—	32,847,890	—	32,847,890
United States	398,379,273	5,176,058	—	403,555,331
All Other Common Stocks(a)	49,585,552	—	—	49,585,552
Total Common Stocks	447,964,825	156,229,056	—	604,193,881
Short-Term Investments	—	9,981,129	—	9,981,129
Total Investments	$447,964,825	$166,210,185	$—	$614,175,010

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at March 31, 2026 (Unaudited)
United States Dollar	71.7%
Euro	17.0
British Pound	5.3
Other, less than 2% each	2.3
Total Investments	96.3
Other assets less liabilities	3.7
Net Assets	100.0%